Risk management - Trading market risk (Details) - item	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Methodologies
Confidence level, percent	99.00%
Time frame from reference date	2 years
Number of observations used when calculating stressed VaR	260
Number of observations used when calculating VaR	520
Number of portfolio levels below the overall portfolio unit level backtesting is performed	1
Historic period for which regulatory backtesting is calculated	250 days
Minimum
Methodologies
Time frame from reference date	520 days
Number of overshootings expected	2
Maximum
Methodologies
Number of overshootings expected	3
Trading market risk
Methodologies
Confidence level, percent	99.00%	99.00%	99.00%
Time frame, historical simulation	1 day
Time frame from reference date	2 years
Number of figures calculated daily for VaR	2
Number of figures apply an exponential decay factor	1
Number of scenarios	2
Number of exceptions to VaR	2	1	2
Number of VaE breaks	1	1
Trading market risk | Minimum
Methodologies
Time frame from reference date	520 days